Derivative Financial Instruments - Effect of Hedge Activity on Income and Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments, Gain (Loss)
Cost	$ 25,865	$ 24,314	$ 26,181
SG&A expense	18,745	20,561	18,724
Other (income) and expense	873	802	(1,012)
Interest expense	1,155	1,288	1,344
Cost of services
Derivative Instruments, Gain (Loss)
Gains/(losses) of total hedge activity	43	23	68
Cost of sales
Derivative Instruments, Gain (Loss)
Gains/(losses) of total hedge activity	(16)	2	51
Cost of financing
Derivative Instruments, Gain (Loss)
Gains/(losses) of total hedge activity	1	12	(42)
SG&A expense
Derivative Instruments, Gain (Loss)
Gains/(losses) of total hedge activity	176	141	267
Other (income) and expense
Derivative Instruments, Gain (Loss)
Gains/(losses) of total hedge activity	(205)	101	(15)
Interest expense
Derivative Instruments, Gain (Loss)
Gains/(losses) of total hedge activity	3	35	(93)
Services.
Derivative Instruments, Gain (Loss)
Cost	19,147	17,689	19,009
Sales
Derivative Instruments, Gain (Loss)
Cost	6,184	6,048	6,467
Financing.
Derivative Instruments, Gain (Loss)
Cost	$ 534	$ 577	$ 704